Segment information	12 Months Ended
Dec. 31, 2021
Segment Information [Abstract]
Segment information

Note 22 – Segment information

The Company’s Chief Operating Decision Make (“CODM”) has been identified as its CEO, who reviews the financial results when making decisions about allocating resources and assessing performance of the trucking business and car rental business separately and therefore, the Company has two reportable segments. The Company’s long-lived assets are substantially all located in the PRC and all of the Company’s revenues are derived from the PRC.

The acquisition of Cheyi BVI was completed on December 29, 2021, in accordance with the ASC-805, the Company only is able to account the revenue generated by Cheyi BVI and its subsidiaries after the acquisition is completed. The Company had carefully evaluated the amount of such revenue generated by Cheyi BVI and its subsidiaries with reasonable estimates. The revenue generated by Cheyi BVI and its subsidiaries for the year ended December 31, 2021 is immaterial and hence no revenue is accounted in the consolidated financial statements for the years ended December 31, 2021, 2020 and 2019.

Segment information for the years as of December 31, 2021 and 2020 is as follows:

	As of December 31,
	2021	2020
Total assets
Trucking services	$64,743,182	$33,939,991
Car rental services	17,606,804	-
Total	$82,349,986	$33,939,991

Total Property and equipment, net
Trucking services	$2,243,651	$3,448,109
Car rental services	9,980,931	-
Total	$12,224,582	$3,448,109